OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
OPERATING SEGMENTS

NOTE 25. OPERATING SEGMENTS

The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric fleet	X	X
	Merchant electric fleet	X
Gas Infrastructure	Gas transmission and storage	X(1)		X
	Gas distribution and storage	X		X
	Gas gathering and processing	X		X
	LNG terminalling and storage	X
	Nonregulated retail energy marketing	X

(1)	Includes remaining producer services activities.

In addition to the operating segments above, the Companies also report a Corporate and Other segment.

DOMINION ENERGY

The Corporate and Other Segment of Dominion Energy includes its corporate, service company and other functions (including unallocated debt). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.

In 2017, Dominion Energy reported an after-tax net benefit of $389 million in the Corporate and Other segment, with $861 million of the net benefit attributable to specific items related to its operating segments.

The net benefit for specific items in 2017 primarily related to the impact of the following items:

•	A $979 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act, primarily attributable to:
•	Gas Infrastructure ($324 million);
•	Power Generation ($655 million); partially offset by
•	$158 million ($96 million after-tax) of charges associated with equity method investments in wind-powered generation facilities, attributable to Power Generation.

In 2016, Dominion Energy reported after-tax net expenses of $484 million in the Corporate and Other segment, with $180 million of these net expenses attributable to specific items related to its operating segments.

The net expenses for specific items in 2016 primarily related to the impact of the following items:

•	A $197 million ($122 million after-tax) charge related to future ash pond and landfill closure costs at certain utility generation facilities, attributable to Power Generation; and
•	A $59 million ($36 million after-tax) charge related to an organizational design initiative, attributable to:
•	Power Delivery ($5 million after-tax);
•	Gas Infrastructure ($12 million after-tax); and
•	Power Generation ($19 million after-tax).

In 2015, Dominion Energy reported after-tax net expenses of $391 million in the Corporate and Other segment, with $136 million of these net expenses attributable to specific items related to its operating segments.

The net expenses for specific items in 2015 primarily related to the impact of the following items:

•	A $99 million ($60 million after-tax) charge related to future ash pond and landfill closure costs at certain utility generation facilities, attributable to Power Generation; and
•	An $85 million ($52 million after-tax) write-off of deferred fuel costs associated with Virginia legislation enacted in February 2015, attributable to Power Generation.

The following table presents segment information pertaining to Dominion Energy’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Gas Infrastructure	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2017
Total revenue from external customers	$2,206	$6,676	$2,832	$ 16	$ 856	$12,586
Intersegment revenue	22	10	834	610	(1,476)	—
Total operating revenue	2,228	6,686	3,666	626	(620)	12,586
Depreciation, depletion and amortization	593	747	522	43	—	1,905
Equity in earnings of equity method investees	—	(181)	159	4	—	(18)
Interest income	4	92	45	96	(155)	82
Interest and related charges	265	342	109	644	(155)	1,205
Income tax expense (benefit)	334	373	487	(1,224)	—	(30)
Net income attributable to Dominion Energy	531	1,181	898	389	—	2,999
Investment in equity method investees	—	81	1,422	41	—	1,544
Capital expenditures	1,433	2,275	2,149	52	—	5,909
Total assets (billions)	16.7	29.0	28.0	12.0	(9.1)	76.6
2016
Total revenue from external customers	$2,210	$6,747	$2,069	$ (7)	$ 718	$11,737
Intersegment revenue	23	10	697	609	(1,339)	—
Total operating revenue	2,233	6,757	2,766	602	(621)	11,737
Depreciation, depletion and amortization	537	662	330	30	—	1,559
Equity in earnings of equity method investees	—	(16)	105	22	—	111
Interest income	—	74	34	36	(78)	66
Interest and related charges	244	290	38	516	(78)	1,010
Income tax expense (benefit)	308	279	431	(363)	—	655
Net income (loss) attributable to Dominion Energy	484	1,397	726	(484)	—	2,123
Investment in equity method investees	—	228	1,289	44	—	1,561
Capital expenditures	1,320	2,440	2,322	43	—	6,125
Total assets (billions)	15.6	27.1	26.0	10.2	(7.3)	71.6
2015
Total revenue from external customers	$2,091	$7,001	$1,877	$ (27)	$ 741	$11,683
Intersegment revenue	20	15	695	554	(1,284)	—
Total operating revenue	2,111	7,016	2,572	527	(543)	11,683
Depreciation, depletion and amortization	498	591	262	44	—	1,395
Equity in earnings of equity method investees	—	(15)	60	11	—	56
Interest income	—	64	25	13	(44)	58
Interest and related charges	230	262	27	429	(44)	904
Income tax expense (benefit)	307	465	423	(290)	—	905
Net income (loss) attributable to Dominion Energy	490	1,120	680	(391)	—	1,899
Investment in equity method investees	—	245	1,042	33	—	1,320
Capital expenditures	1,607	2,190	2,153	43	—	5,993

Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation.

VIRGINIA POWER

The majority of Virginia Power’s revenue is provided through tariff rates. Generally, such revenue is allocated for management reporting based on an unbundled rate methodology among Virginia Power’s Power Delivery and Power Generation segments.

The Corporate and Other Segment of Virginia Power primarily includes specific items attributable to its operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.

In 2017, Virginia Power reported an after-tax net benefit of $74 million for specific items attributable to its operating segments in the Corporate and Other segment.

The net benefit for specific items in 2017 primarily related to the impact of the following item:

•	A $93 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act, attributable to Power Generation.

In 2016, Virginia Power reported after-tax net expenses of $173 million for specific items attributable to its operating segments in the Corporate and Other segment.

The net expenses for specific items in 2016 primarily related to the impact of the following item:

•	A $197 million ($121 million after-tax) charge related to future ash pond and landfill closure costs at certain utility generation facilities, attributable to Power Generation.

In 2015, Virginia Power reported after-tax net expenses of $153 million for specific items attributable to its operating segments in the Corporate and Other segment.

The net expenses for specific items in 2015 primarily related to the impact of the following items:

•	A $99 million ($60 million after-tax) charge related to future ash pond and landfill closure costs at certain utility generation facilities, attributable to Power Generation; and
•	An $85 million ($52 million after-tax) write-off of deferred fuel costs associated with Virginia legislation enacted in February 2015, attributable to Power Generation.

The following table presents segment information pertaining to Virginia Power’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2017
Operating revenue	$2,212	$5,344	$ —	$ —	$7,556
Depreciation and amortization	594	547	—	—	1,141
Interest income	4	15	3	(3)	19
Interest and related charges	265	232	—	(3)	494
Income tax expense (benefit)	334	534	(94)	—	774
Net income	527	939	74	—	1,540
Capital expenditures	1,439	1,290	—	—	2,729
Total assets (billions)	16.6	18.6	—	(0.1)	35.1
2016
Operating revenue	$2,217	$5,390	$ (19)	$ —	$7,588
Depreciation and amortization	537	488	—	—	1,025
Interest income	—	—	—	—	—
Interest and related charges	244	219	—	(2)	461
Income tax expense (benefit)	307	524	(104)	—	727
Net income (loss)	482	909	(173)	—	1,218
Capital expenditures	1,313	1,336	—	—	2,649
Total assets (billions)	15.6	17.8	—	(0.1)	33.3
2015
Operating revenue	$2,099	$5,566	$ (43)	$ —	$7,622
Depreciation and amortization	498	453	2	—	953
Interest income	—	7	—	—	7
Interest and related charges	230	210	4	(1)	443
Income tax expense (benefit)	308	437	(86)	—	659
Net income (loss)	490	750	(153)	—	1,087
Capital expenditures	1,569	1,120	—	—	2,689

DOMINION ENERGY GAS

The Corporate and Other Segment of Dominion Energy Gas primarily includes specific items attributable to Dominion Energy Gas’ operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources and the effect of certain items recorded at Dominion Energy Gas as a result of Dominion Energy’s basis in the net assets contributed.

In 2017, Dominion Energy Gas reported after-tax net expenses of $179 million in its Corporate and Other segment, with $174 million of these net expenses attributable to its operating segment.

The net benefit for specific items in 2017 primarily related to the impact of the following item:

•	A $185 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act.

In 2016, Dominion Energy Gas reported after-tax net expenses of $3 million in its Corporate and Other segment, with $7 million of these net expenses attributable to its operating segment.

The net expense for specific items in 2016 primarily related to the impact of the following item:

•	An $8 million ($5 million after-tax) charge related to an organizational design initiative.

In 2015, Dominion Energy Gas reported after-tax net expenses of $21 million in its Corporate and Other segment, with $13 million of these net expenses attributable to specific items related to its operating segment.

The net expenses for specific items in 2015 primarily related to the impact of the following item:

•	$16 million ($10 million after-tax) ceiling test impairment charge.

The following table presents segment information pertaining to Dominion Energy Gas’ operations:

Year Ended December 31,	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
2017
Operating revenue	$1,814	$ —	$1,814
Depreciation and amortization	227	—	227
Equity in earnings of equity method investees	21	—	21
Interest income	2	—	2
Interest and related charges	97	—	97
Income tax expense (benefit)	256	(205)	51
Net income	436	179	615
Investment in equity method investees	95	—	95
Capital expenditures	778	—	778
Total assets (billions)	11.3	0.6	11.9
2016
Operating revenue	$1,638	$ —	$1,638
Depreciation and amortization	214	(10)	204
Equity in earnings of equity method investees	21	—	21
Interest income	1	—	1
Interest and related charges	92	2	94
Income tax expense (benefit)	237	(22)	215
Net income (loss)	395	(3)	392
Investment in equity method investees	98	—	98
Capital expenditures	854	—	854
Total assets (billions)	10.5	0.6	11.1
2015
Operating revenue	$1,716	$ —	$1,716
Depreciation and amortization	213	4	217
Equity in earnings of equity method investees	23	—	23
Interest income	1	—	1
Interest and related charges	72	1	73
Income tax expense (benefit)	296	(13)	283
Net income (loss)	478	(21)	457
Investment in equity method investees	102	—	102
Capital expenditures	795	—	795